Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed
							$100 Investment
					Average SCT	Average CAP		NASDAQ		Company-
	SCT	CAP	SCT	CAP	Compensation	Compensation	Company	Biotech Index		selected
	Compensation	Compensation	Compensation	Compensation	for Other	for Other	Total Share-	Total Share-	Net Loss	Financial Perf.
Year	for CEO 1	for CEO 1	for CEO 2	for CEO 2	NEOs	NEOs	holder Return	holder Return	($M)	Measure
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	$10,953,192	$7,048,573	$ N/A	$ N/A	$3,258,633	$2,925,794	$26.72	$118.20	$(372.2)	$—
2023	$4,794,680	$5,215,475	$ N/A	$ N/A	$1,689,055	$1,796,364	$29.36	$118.87	$(444.0)	$—
2022	$5,259,100	$(173,208)	$ N/A	$ N/A	$2,159,230	$(50,500)	$23.08	$113.65	$(395.9)	$—
2021	$3,216,310	$3,169,786	$7,011,698	$(2,484,140)	$3,270,763	$(324,022)	$68.95	$126.45	$(342.3)	$—
2020	N/A	N/A	$9,039,400	$22,045,076	$2,593,418	$5,003,997	$167.61	$126.42	$(259.6)	$—

Columns (b), (d) and (f). Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) for our CEOs and average amount reported for our non-CEO NEOs, for the respective years shown. Our CEOs and non-CEO NEOs for each of these fiscal years are shown below:

Year	CEO	Non-CEO NEOs
2024	Frederick G. Vogt, Ph.D., J.D.	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D., Raj K. Puri, M.D., Ph.D.
2023	Frederick G. Vogt, Ph.D., J.D.	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D.
2022	Frederick G. Vogt, Ph.D., J.D.	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D.
2021	Frederick G. Vogt, Ph.D., J.D. (effective June 10, 2021), Maria Fardis, Ph.D. (until June 10, 2021)	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D., Michael Swartzburg
2020	Maria Fardis, Ph.D.	Frederick G. Vogt, Ph.D., J.D (as General Counsel), Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Michael Swartzburg

Columns (c), (e) and (g). CAP to our CEOs and the average CAP to our non-CEO NEOs for the respective years shown reflect the respective amounts set forth in columns (b), (d) and (f) of the table above, adjusted as determined in accordance with SEC rules and calculation methodology. Adjustments for the fiscal year ended December 31, 2024, are set forth in the table below. The dollar amounts reflected in columns (c), (e) and (g) of the table above do not reflect the actual amount of compensation earned by or paid to our CEOs and non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the CEO’s and average non-CEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section in this proxy statement as well as the proxy statements reporting pay for the prior fiscal years covered in these tables.

	2024

	CAP	Average
	Compensation	CAP
	for	Compensation
Adjustments	CEO 1	for other NEOs

Reported Summary Compensation Table Total	$10,953,192	$3,258,633

Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable fiscal year.	$(9,969,063)	$(2,513,946)

Add back: The year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the fiscal year	$4,046,870	$907,379

The change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	$(190,290)	$53,399

For awards that are granted and vest in the same year, the fair value as of the vesting date	$546,562	$316,099

For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$1,661,302	$904,229
"Compensation Actually Paid"	7,048,573	2,925,794

Column (h). Illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock made on December 31, 2019.

Column (i). Illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 made on December 31, 2019, in the NASDAQ Biotechnology Index, which is the same peer group used for the Stock Performance Graph included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, which was filed with the SEC on February 28, 2025.

Column (j). Reflects “Net Income” in the Company’s Consolidated Statement of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

Column (k). At this time, given that we have only recently become a commercial company without significant revenue, we do not use any specific company-selected financial measures for purposes of determining “compensation actually paid.” As is the case with many companies in the biotechnology industry, our annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. However, our Compensation Committee has approved robust goals and objectives discussed annually in our Compensation Discussion and Analysis section in this proxy statement and the proxy statements reporting pay for the fiscal years covered in these tables. Accordingly, we do not have a financial metric in our executive compensation program that would constitute the Company Selected Measure, as contemplated under the SEC Pay Versus Performance disclosure rules.

Named Executive Officers, Footnote

Columns (b), (d) and (f). Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) for our CEOs and average amount reported for our non-CEO NEOs, for the respective years shown. Our CEOs and non-CEO NEOs for each of these fiscal years are shown below:

Year	CEO	Non-CEO NEOs
2024	Frederick G. Vogt, Ph.D., J.D.	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D., Raj K. Puri, M.D., Ph.D.
2023	Frederick G. Vogt, Ph.D., J.D.	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D.
2022	Frederick G. Vogt, Ph.D., J.D.	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D.
2021	Frederick G. Vogt, Ph.D., J.D. (effective June 10, 2021), Maria Fardis, Ph.D. (until June 10, 2021)	Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Igor Bilinsky, Ph.D., Michael Swartzburg
2020	Maria Fardis, Ph.D.	Frederick G. Vogt, Ph.D., J.D (as General Counsel), Friedrich Graf Finckenstein, M.D., Jean-Marc Bellemin, Michael Swartzburg

Peer Group Issuers, Footnote

Column (i). Illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 made on December 31, 2019, in the NASDAQ Biotechnology Index, which is the same peer group used for the Stock Performance Graph included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, which was filed with the SEC on February 28, 2025.

Adjustment To PEO Compensation, Footnote

Columns (c), (e) and (g). CAP to our CEOs and the average CAP to our non-CEO NEOs for the respective years shown reflect the respective amounts set forth in columns (b), (d) and (f) of the table above, adjusted as determined in accordance with SEC rules and calculation methodology. Adjustments for the fiscal year ended December 31, 2024, are set forth in the table below. The dollar amounts reflected in columns (c), (e) and (g) of the table above do not reflect the actual amount of compensation earned by or paid to our CEOs and non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the CEO’s and average non-CEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section in this proxy statement as well as the proxy statements reporting pay for the prior fiscal years covered in these tables.

	2024

	CAP	Average
	Compensation	CAP
	for	Compensation
Adjustments	CEO 1	for other NEOs

Reported Summary Compensation Table Total	$10,953,192	$3,258,633

Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable fiscal year.	$(9,969,063)	$(2,513,946)

Add back: The year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the fiscal year	$4,046,870	$907,379

The change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	$(190,290)	$53,399

For awards that are granted and vest in the same year, the fair value as of the vesting date	$546,562	$316,099

For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$1,661,302	$904,229
"Compensation Actually Paid"	7,048,573	2,925,794

Non-PEO NEO Average Total Compensation Amount	$ 3,258,633	$ 1,689,055	$ 2,159,230	$ 3,270,763	$ 2,593,418
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,925,794	1,796,364	(50,500)	(324,022)	5,003,997
Adjustment to Non-PEO NEO Compensation Footnote

Columns (c), (e) and (g). CAP to our CEOs and the average CAP to our non-CEO NEOs for the respective years shown reflect the respective amounts set forth in columns (b), (d) and (f) of the table above, adjusted as determined in accordance with SEC rules and calculation methodology. Adjustments for the fiscal year ended December 31, 2024, are set forth in the table below. The dollar amounts reflected in columns (c), (e) and (g) of the table above do not reflect the actual amount of compensation earned by or paid to our CEOs and non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the CEO’s and average non-CEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section in this proxy statement as well as the proxy statements reporting pay for the prior fiscal years covered in these tables.

	2024

	CAP	Average
	Compensation	CAP
	for	Compensation
Adjustments	CEO 1	for other NEOs

Reported Summary Compensation Table Total	$10,953,192	$3,258,633

Deduction for amounts reported under Stock Awards and Option Awards columns in Summary Compensation Table for applicable fiscal year.	$(9,969,063)	$(2,513,946)

Add back: The year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the fiscal year	$4,046,870	$907,379

The change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year	$(190,290)	$53,399

For awards that are granted and vest in the same year, the fair value as of the vesting date	$546,562	$316,099

For awards granted in prior years that vest in the fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$1,661,302	$904,229
"Compensation Actually Paid"	7,048,573	2,925,794

Total Shareholder Return Amount	$ 26.72	29.36	23.08	68.95	167.61
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (372,200,000)	(444,000,000)	(395,900,000)	(342,300,000)	(259,600,000)
PEO Name	Frederick G. Vogt, Ph.D., J.D.
Frederick G. Vogt
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,953,192	4,794,680	5,259,100	3,216,310
PEO Actually Paid Compensation Amount	7,048,573	$ 5,215,475	$ (173,208)	3,169,786
Maria Fardis
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,011,698	9,039,400
PEO Actually Paid Compensation Amount				$ (2,484,140)	$ 22,045,076
PEO | Frederick G. Vogt | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,969,063)
PEO | Frederick G. Vogt | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,046,870
PEO | Frederick G. Vogt | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(190,290)
PEO | Frederick G. Vogt | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	546,562
PEO | Frederick G. Vogt | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,661,302
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,513,946)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	907,379
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,399
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316,099
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 904,229